PIMCO REALPATH Blend 2070 Fund Annual Total Returns	12 Months Ended
Dec. 31, 2025
PIMCO REALPATH Blend 2070 Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	20.75%